Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost at January 1, 2021	51.8	10.8	1.8	64.4
Accumulated Amortization at January 1, 2021	(7.0)	(2.7)	—	(9.7)
Net book amount at January 1, 2021	44.7	8.2	1.8	54.7

Twelve month period ended December 31, 2021
Opening net book amounts	44.7	8.2	1.8	54.7
Additions	1.0	10.6	—	11.6
Amortization	(3.9)	(4.9)	—	(8.8)
Net book value at December 31, 2021	41.9	13.8	1.8	57.5

Cost at December 31, 2021	52.8	21.4	1.8	76.0
Accumulated Amortization at December 31, 2021	(10.9)	(7.6)	—	(18.5)
Net book amount at December 31, 2021	41.9	13.8	1.8	57.5

Twelve month period ended December 31, 2022
Opening net book amounts	41.9	13.8	1.8	57.5
Additions	16.4	6.3	—	22.7
Disposals	—	(0.5)	—	(0.5)
Amortization	(4.1)	(5.2)	—	(9.3)
Net book value at December 31, 2022	54.2	14.4	1.8	70.3

Cost at December 31, 2022	69.2	25.9	1.8	96.9
Accumulated Amortization at December 31, 2022	(15.0)	(11.6)	—	(26.6)
Net book amount at December 31, 2022	54.2	14.4	1.8	70.3